Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments
	Gain recognized in
	Statements of
	Comprehensive		Gain (loss) recognized
	income		in consolidated statements of operations
			Year ended
	December 31,	Statement of	December 31,
	2014	operationsitem	2012	2013	2014

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$100	Operating expenses	$72	$1,189	$(495)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	$-	Financial expenses	1,424	(2,150)	(240)

Total	$100		$1,496	$(961)	$(735)